Discontinued Operations (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Assets of discontinued operations:
Retained interest in purchased accounts receivable	$ 6,500	$ 4,966,338
Assets of discontinued operations, Total	6,500	5,363,728
Earned but uncollected fees		141,077
Due from client		256,313
Liabilities of discontinued operations:
Accounts payable		26,966
Accrued expenses	7,626	51,719
Due to financial institution		3,240,942
Deferred revenue		12,328
Liabilities of discontinued operations,Total	$ 7,626	$ 3,331,955